Financial Instruments and Risk Management - Market Risk Sensitivity Analysis (Details) - Commodity price risk $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Sensitivity analysis, increase | Crude oil price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (8)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, increase | Natural gas price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ (2)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Crude oil price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 8
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis, decrease | Natural gas price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk sensitivity analysis	$ 2
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%